Share Capital Authorized (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Issues and Outsatnding
Issued and Outstanding

	2021		2020
Years ended December 31,	Number of common shares	Common share capital	Number of common shares	Common share capital
Balance, January 1	89,678,845	$375,524	89,678,845	$375,524
Exercise of stock options	—	—	—	—

	89,678,845	$375,524	89,678,845	$375,524